CONSOLIDATED STATEMENT OF EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENT OF EQUITY
Cash dividend per common share	$ 6.51	$ 6.43	$ 6.21
Common stock issued under employee plans (in shares)	4,972,028	4,569,917	3,998,245
Purchases of treasury stock under employee plans (in shares)	2,363,966	2,000,704	1,173,416
Sales of treasury stock under employee plans (in shares)	2,934,907	2,041,347	424,589
Other treasury shares purchased, not retired (in shares)		9,979,516	32,949,233